UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Copia Capital LLC
Address:  1 South Wacker Drive
          Suite 3200
          Chicago, IL  60606

Form 13F File Number:  028-10908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy Flannery
Title:    Managing Partner
Phone:    (312) 544-4201

Signature, Place, and Date of Signing:

      /s/ Timothy Flannery            Chicago, IL          November 14, 2012
      --------------------            -----------          -----------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           47
                                         -----------

Form 13F Information Table Value Total:  $   100,653
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------- ------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
          NAME OF ISSUER                CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
ACCO BRANDS CORP                    COM           00081T108       1,344     207,046 SH       SOLE                207,046      0    0
AES CORP                            COM           00130H105       1,097     100,000 SH       SOLE                100,000      0    0
ALLETE INC                          COM NEW       018522300       2,713      64,997 SH       SOLE                 64,997      0    0
ALLIANT ENERGY CORP                 COM           018802108       2,642      60,891 SH       SOLE                 60,891      0    0
ANADARKO PETE CORP                  COM           032511107       3,106      44,416 SH       SOLE                 44,416      0    0
CABOT OIL & GAS CORP                COM           127097103       1,994      44,416 SH       SOLE                 44,416      0    0
CAMERON INTERNATIONAL CORP          COM           13342B105       2,743      48,915 SH       SOLE                 48,915      0    0
CARRIZO OIL & CO INC                COM           144577103       1,111      44,415 SH       SOLE                 44,415      0    0
CHENIERE ENERGY INC                 COM NEW       16411R208       1,520      97,882 SH       SOLE                 97,882      0    0
CMS ENERGY CORP                     COM           125896100       1,465      62,206 SH       SOLE                 62,206      0    0
CONCHO INC                          COM           20605P101       1,687      17,800 SH       SOLE                 17,800      0    0
CONSOL ENERGY INC                   COM           20854P109       1,070      35,610 SH       SOLE                 35,610      0    0
COPA HOLDINGS SA                    CL A          P31076105       1,083      13,330 SH       SOLE                 13,330      0    0
DELTA AIR LINES INC DEL             COM NEW       247361702       3,275     357,481 SH       SOLE                357,481      0    0
DUKE ENERGY CORP NEW                COM NEW       26441C204       3,470      53,561 SH       SOLE                 53,561      0    0
ENSCO PLC                           SHS CLASS A   G3157S106       1,091      20,000 SH       SOLE                 20,000      0    0
FORD MTR CO DEL                     COM PAR $0.01 345370860       1,943     197,086 SH       SOLE                197,086      0    0
GULFPORT ENERGY CORP                COM NEW       402635304       2,753      88,055 SH       SOLE                 88,055      0    0
HERCULES OFFSHORE INC               COM           427093109       1,300     266,608 SH       SOLE                266,608      0    0
HOLLYFRONTIER CORP                  COM           436106108       1,648      39,939 SH       SOLE                 39,939      0    0
HUNT J B TRANS SVCS INC             COM           445658107       2,314      44,471 SH       SOLE                 44,471      0    0
INTEGRYS ENERGY GROUP INC           COM           45822P105       1,624      31,103 SH       SOLE                 31,103      0    0
KBR INC                             COM           48242W106       2,649      88,832 SH       SOLE                 88,832      0    0
LUFKIN INDS INC                     COM           549764108       2,874      53,403 SH       SOLE                 53,403      0    0
NATIONAL OILWELL VARCO INC          COM           637071101       1,883      23,504 SH       SOLE                 23,504      0    0
OCCIDENTAL PETE CORP DEL            COM           674599105       3,822      44,414 SH       SOLE                 44,414      0    0
PACER INTL INC TENN                 COM           69373H106       1,322     332,053 SH       SOLE                332,053      0    0
PDC ENERGY INC                      COM           69327R101       1,001      31,644 SH       SOLE                 31,644      0    0
REX ENERGY CORPORATION              COM           761565100       1,187      88,944 SH       SOLE                 88,944      0    0
ROSETTA RESOURCES INC               COM           777779307       1,275      26,626 SH       SOLE                 26,626      0    0
ROYAL DUTCH SHELL PLC               SPONS ADR A   780259206       3,085      44,444 SH       SOLE                 44,444      0    0
SANCHEZ ENERGY CORP                 COM           79970Y105       1,545      75,634 SH       SOLE                 75,634      0    0
SCHLUMBERGER LTD                    COM           806857108       3,213      44,428 SH       SOLE                 44,428      0    0
SEMGROUP CORP                       CL A          81663A105       2,085      56,578 SH       SOLE                 56,578      0    0
SEMPRA ENERGY                       COM           816851109       3,724      57,745 SH       SOLE                 57,745      0    0
SUNCOR ENERGY INC NEW               COM           867224107       1,896      57,729 SH       SOLE                 57,729      0    0
SWIFT TRANSN CO                     CL A          87074U101       1,281     148,597 SH       SOLE                148,597      0    0
US AIRWAYS GROUP INC                COM           90341W108       3,253     310,988 SH       SOLE                310,988      0    0
UIL HLDG CORP                       COM           902748102       3,207      89,440 SH       SOLE                 89,440      0    0
ULTRA PETROLEUM CORP                COM           903914109       1,954      88,919 SH       SOLE                 88,919      0    0
UNION PAC CORP                      COM           907818108       2,112      17,789 SH       SOLE                 17,789      0    0
UNITED CONTL HLDGS INC              COM           910047109       2,258     115,799 SH       SOLE                115,799      0    0
VALERO ENERGY CORP NEW              COM           91913Y100       1,691      53,370 SH       SOLE                 53,370      0    0
WEATHERFORD INTERNATIONAL LT        REG SHS       H27013103       2,257     177,986 SH       SOLE                177,986      0    0
WESTAR ENERGY INC                   COM           95709T100       2,902      97,826 SH       SOLE                 97,826      0    0
WHITING PETE CORP NEW               COM           966387102       2,106      44,455 SH       SOLE                 44,455      0    0
XCEL ENERGY INC                     COM           98389B100       3,078     111,097 SH       SOLE                111,097      0    0